/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending  June 30, 1999

MFS Government Markets Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
6/7/99      Shares of        25,000           6.25             7.14      Merrill
            Beneficial                                                   Lynch
            Interest
6/10/99     Shares of        25,000           6.1875           7.08      Merrill
            Beneficial                                                   Lynch
            Interest
6/14/99     Shares of        50,000           6.1875           7.05      Merrill
            Beneficial                                                   Lynch
            Interest
6/17/99     Shares of        30,000           6.25             7.12      Merrill
            Beneficial                                                   Lynch
            Interest
6/23/99     Shares of        15,900           6.1875           7.05      Merrill
            Beneficial                                                   Lynch
            Interest
6/24/99     Shares of        25,000           6.1875           7.03      Merrill
            Beneficial                                                   Lynch
            Interest
6/28/99     Shares of        25,000           6.1875           7.06      Merrill
            Beneficial                                                   Lynch
            Interest
6/30/99     Shares of        100,000          6.25             7.11      Merrill
            Beneficial                                                   Lynch
            Interest








Total Shares Repurchased:  295,900
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer